ORGANIZATION AND BUSINESS OVERVIEW (Tables)	12 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY’S DIRECT INTERESTS IN ENTITIES

During the years ended April 30, 2026, 2025 and 2024, the Company had direct interests in the following entities:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities

Barentsz Capital Limited	The British Virgin Islands, March 30, 2023	US$200	Mr. WEI Xiao is the principal shareholder	Holding company and providing consultancy services
Barentsz HK	Hong Kong, May 4, 2023	HK$2,000,000	100% owned by Barentsz Capital Limited until May 23, 2025	Providing Type 4 and Type 9 services and consultancy services in Hong Kong
Premier ESG Services Limited (“Premier ESG”)	Hong Kong, August 26, 2024	HK$10,000	51% owned by Barentsz Capital Limited	Providing advisory services for ESG reporting